Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
(in thousands)	2021	2020
Lab equipment	$10,504	$9,865
Computer equipment	1,416	1,402
Furniture and fixtures	951	947
Software	4,866	2,657
Leasehold improvements	2,275	3,539
Construction in progress	4,789	81
Total property and equipment, at cost	24,801	18,491
Less: Accumulated depreciation and amortization	(15,244)	(14,578)
Property and equipment, net	$9,557	$3,913